Financing Receivables - Aging of Loans and Loan Participations (Details) - Sunlight $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
Financing Receivable, Past Due [Line Items]
UPB	$ 46,578	$ 41,752
Loans in nonaccrual status	$ 0	$ 0
Loans and Loan Participation
Financing Receivable, Past Due [Line Items]
Loans | loan	4,253	4,582
UPB	$ 5,599	$ 6,351
Loans and Loan Participation | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	100.00%	100.00%
Loans and Loan Participation | Current
Financing Receivable, Past Due [Line Items]
Loans | loan	4,104	4,425
UPB	$ 5,388	$ 6,079
Loans and Loan Participation | Current | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	96.20%	95.70%
Loans and Loan Participation | Less than 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	124	116
UPB	$ 177	$ 174
Loans and Loan Participation | Less than 30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	3.20%	2.70%
Loans and Loan Participation | 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	11	23
UPB	$ 14	$ 61
Loans and Loan Participation | 30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	0.30%	1.00%
Loans and Loan Participation | 60 days
Financing Receivable, Past Due [Line Items]
Loans | loan	5	7
UPB	$ 10	$ 11
Loans and Loan Participation | 60 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	0.20%	0.20%
Loans and Loan Participation | 90+ days
Financing Receivable, Past Due [Line Items]
Loans | loan	9	11
UPB	$ 10	$ 26
Loans and Loan Participation | 90+ days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	0.10%	0.40%
Loan Participations
Financing Receivable, Past Due [Line Items]
Loans | loan	4,235	4,564
UPB	$ 5,252	$ 5,997
Loan Participations | Current
Financing Receivable, Past Due [Line Items]
Loans | loan	4,086	4,409
UPB	$ 5,041	$ 5,760
Loan Participations | Less than 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	124	116
UPB	$ 177	$ 174
Loan Participations | 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	11	22
UPB	$ 14	$ 38
Loan Participations | 60 days
Financing Receivable, Past Due [Line Items]
Loans | loan	5	7
UPB	$ 10	$ 11
Loan Participations | 90+ days
Financing Receivable, Past Due [Line Items]
Loans | loan	9	10
UPB	$ 10	$ 14
Bank Partner Loans
Financing Receivable, Past Due [Line Items]
Loans | loan	18	18
UPB	$ 347	$ 354
Bank Partner Loans | Current
Financing Receivable, Past Due [Line Items]
Loans | loan	18	16
UPB	$ 347	$ 319
Bank Partner Loans | 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan		1
UPB		$ 23
Bank Partner Loans | 90+ days
Financing Receivable, Past Due [Line Items]
Loans | loan		1
UPB		$ 12